Income Tax - Summary of Reconciliation Federal Statutory Income Tax Rate (Detail)	11 Months Ended
Dec. 31, 2020 USD ($)
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Statutory income tax benefit	$ (570,311)
State income taxes, net of federal	(189,659)
Valuation allowance on start-up costs	773,056
Provision for income taxes	$ 13,086